Note 14 - Derivative Financial Instruments - Derivative Financial Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Derivative liabilities	$ 3,095
Gold loan agreement [member]
Statement Line Items [Line Items]
Derivative liabilities	2,866
Call option [member]
Statement Line Items [Line Items]
Derivative liabilities	229
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Derivative liabilities	$ 0